PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Results projected (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	R$ 15,524
Net interest on net defined benefit liability/asset	49,162
Total	64,686
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	1,857
Net interest on net defined benefit liability/asset	(2,466)
Total	(609)
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	13,667
Net interest on net defined benefit liability/asset	51,628
Total	R$ 65,295